Earnings (Loss) Per Share - Schedule of Common Equivalent Shares Excluded from Diluted Net Loss Per Share Calculation (Detail) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended	144 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common equivalent shares	2,225	1,231		40,404	11,342
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common equivalent shares	2,091	773		1,353	302
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common equivalent shares	134	458		2,592	394
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common equivalent shares				36,459	10,646